Income Tax: (Details 1) - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Income Tax Details One [Abstract]
Income tax benefit based on Canadian tax rates	$ (616,658)	$ (2,188,672)
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	52,269	(526,965)
Non-deductible expenses	30,919	1,819,837
Withholding tax	725,615
Change in valuation allowance and other	407,145	895,800
Income tax	$ 599,290	$ 0